Intangible Assets_Changes In Emissions Rights(Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Reconciliation Of Changes In Quantity Of Emissions Rights Abstract [Abstract]
Beginning	204,203
Changes In Quantity Of Emissions Rights Abstract [Abstract]
Additional Allocation	17,624
Borrowing	0
Surrendered to government	(117,484)
Cancel	(1,081)
Ending	103,262
Carrying amount
Beginning	₩ 0
Changes In Emissions Rights Abstract [Abstract]
Additional Allocation	0
Borrowing	0
Surrendered to government	0
Cancel	0
Ending	₩ 0
Applicable under 2016
Reconciliation Of Changes In Quantity Of Emissions Rights Abstract [Abstract]
Beginning	99,283
Changes In Quantity Of Emissions Rights Abstract [Abstract]
Additional Allocation	578
Borrowing	18,306
Surrendered to government	(117,484)
Cancel	(683)
Ending	0
Carrying amount
Beginning	₩ 0
Changes In Emissions Rights Abstract [Abstract]
Additional Allocation	0
Borrowing	0
Surrendered to government	0
Cancel	0
Ending	₩ 0
Applicable under 2017
Reconciliation Of Changes In Quantity Of Emissions Rights Abstract [Abstract]
Beginning	104,920
Changes In Quantity Of Emissions Rights Abstract [Abstract]
Additional Allocation	17,046
Borrowing	(18,306)
Surrendered to government	0
Cancel	(398)
Ending	103,262
Carrying amount
Beginning	₩ 0
Changes In Emissions Rights Abstract [Abstract]
Additional Allocation	0
Borrowing	0
Surrendered to government	0
Cancel	0
Ending	₩ 0